Taxation - Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 1,074	€ 973
Deferred tax asset recognised	658	903
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	2	2
Deferred tax asset recognised		2
More than 1 year but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	350	383
Deferred tax asset recognised	38	56
More than 5 years but less than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	31	30
More than 10 years but less than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	18	18
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	673	540
Deferred tax asset recognised	€ 620	€ 845